Borrowings - Schedule of Future Loan Payments (Details) - Sep. 30, 2024	USD ($)	CNY (¥)
Schedule of Future Loan Payments [Abstract]
One year	$ 835,613	¥ 5,864,000
Two years	107,444	754,000
Three years	7,695	54,000
Four years	1,590	11,160
Total payment	$ 952,342	¥ 6,683,160